Earnings Per Common Share (Computation of Basic and Diluted Earnings Per Common Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Net income:
Net income attributable to MHFG common shareholders		¥ 150,195	¥ 84,471	¥ 577,608
Effect of dilutive securities
Net income attributable to common shareholders after assumed conversions		¥ 150,195	¥ 84,471	¥ 577,608
Shares:
Weighted average common shares outstanding		25,373,681	25,362,376	25,366,345
Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs	[1]	1,583	4,522	7,586
Weighted average common shares after assumed conversions		25,375,264	25,366,898	25,373,931
Earnings per common share:
Basic net income per common share		¥ 5.92	¥ 3.33	¥ 22.77
Diluted net income per common share	[1]	¥ 5.92	¥ 3.33	¥ 22.76

[1]	For the fiscal year ended March 31, 2020, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.